UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-21872

MUTUAL FUND SERIES TRUST

(Exact name of registrant as specified in charter)

630 Fitzwatertown Road	Willow Grove, PA 19090-1904
(Address of principal executive offices)	(Zip code)

Matrix 360 Administration, LLC.

630 Fitzwatertown Road

Building A, 2nd Floor

Willow Grove, PA    19090-1904

(Name and address of agent for service)

Registrant's telephone number, including area code:  1.866.447.4228

Date of fiscal year end:   11/30/2012

Date of reporting period: 02/29/2012

Item 1.

Schedule of Investments (Unaudited)

The schedule of investments for the Compass Funds, a series of the Trust, as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (60.08%)

Debt Funds - (42.49%)
Guggenheim Enhanced Short Duration Bond ETF (a)	22,500	$ 1,120,950
iShares Barclays 3-7 Year Treasury Bond Fund	137,091	16,714,135
iShares Barclays Intermediate Credit Bond Fund	155,053	16,959,697
PIMCO Enhanced Short Maturity Strategy Fund (a)	182,664	18,439,931
		53,234,713
Equity Funds - (11.87%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	79,042	2,858,949
PowerShares FTSE RAFI Emerging Markets Portfolio	41,054	978,727
PowerShares FTSE RAFI US 1000 Portfolio	46,333	2,735,964
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	14,431	959,084
S&P 500 ETF Trust	20,084	2,748,897
WisdomTree DEFA Fund	60,258	2,713,418
WisdomTree Emerging Markets Equity Income Fund	16,084	938,501
WisdomTree SmallCap Earnings Fund	16,963	938,054
		14,871,594
Real Estate Funds - (5.72%)
iShares Cohen & Steers Realty Majors Index Fund	24,040	1,767,181
iShares Dow Jones US Real Estate Index Fund	29,494	1,773,769
SPDR Dow Jones International Real Estate ETF	49,500	1,805,760
WisdomTree Global ex-US Real Estate Fund	67,426	1,818,479
		7,165,189
TOTAL EXCHANGE-TRADED FUNDS (Cost $72,409,592)		75,271,496

SHORT-TERM INVESTMENTS - (34.45%)
Fidelity Institutional Money Market Portfolio - 0.16% * (a)	43,158,245	43,158,245
TOTAL SHORT-TERM INVESTMENTS (Cost $43,158,245)		43,158,245

Total Investments (Cost $115,567,837) - 94.53%		$ 118,429,741

Other Assets in Excess of Liabilities, Net - 5.47%		6,847,695

Net Assets - 100%		$ 125,277,436

* Rate shown represents the rate at February 29, 2012, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET BALANCED FUND
CONSOLIDATED SCHEDULE OF FUTURES - February 29, 2012 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (0.65%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.07%)
Aluminum LME Futures, March 2012	13	$ 745,713	$ 4,550
Crude Oil Futures, April 2012	8	856,560	35,440
Gasoline RBOB Futures, April 2012	7	957,617	12,671
Heating Oil Futures, April 2012	8	1,077,182	2,923
Lean Hogs Futures, April 2012	32	1,144,640	16,028
Live Cattle 2nd Futures, April 2012	32	1,660,800	9,679
Silver CMX Futures, May 2012	4	692,840	(24,360)
Soybean Futures, May 2012	18	1,188,000	17,100
Soybean Meal Futures, May 2012	27	952,830	30,020
Soybean Oil Futures, May 2012	40	1,307,280	(11,040)
		10,583,462	93,011

Currency Futures - (0.07%)
Australian Dollar Futures, March 2012	28	3,007,200	42,560
Canadian Dollar Futures, March 2012	44	4,448,840	14,080
New Zealand Dollar Futures, March 2012	34	2,844,440	29,580
		10,300,480	86,220

Equity Futures - (0.35%)
DAX Index Futures, March 2012	7	1,598,024	90,573
FTSE NEW 100 Futures, March 2012	24	2,234,348	40,745
HANG SENG Futures, March 2012	13	1,814,402	25,243
MSCI Taiwan Index Futures, March 2012	58	1,673,300	34,800
NASDAQ 100 E-Mini Futures, March 2012	32	1,678,720	116,660
S&P 500 E-Mini Futures, March 2012	33	2,251,260	90,360
S&P/TSX 60 IX Futures, March 2012	16	2,321,569	(4,528)
SGX Nikkei Futures, March 2012	15	896,659	51,686
		14,468,282	445,539

Fixed Income Futures - (0.16%)
Canadian 10 Year Bond Futures, June 2012	71	9,514,746	37,955
Euro BOBL Futures, March 2012	59	9,872,135	73,879
Euro Bund Futures, March 2012	36	6,709,012	105,097
Long Gilt Futures, June 2012	33	6,037,902	6,394
U.S. 10 Year Treasury Note, June 2012	74	9,690,531	(11,680)
U.S. Long Bond Futures, June 2012	32	4,533,000	(16,469)
		46,357,326	195,176
Total Long Future Contracts		$ 81,709,550	$ 819,946

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (-0.29%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.10%)
Cocoa Futures, May 2012	21	$ 490,140	$ (29,824)
Coffee "C" Futures, May 2012	8	609,750	27,150
Copper Futures, May 2012	7	678,913	5,163
Corn 2nd Futures, May 2012	28	921,200	(24,500)
Cotton #2 Futures, May 2012	16	723,520	26,586
Gold CMX Futures, April 2012	7	1,197,910	(16,980)
Natural Gas Futures, April 2012	11	287,760	16,390
Sugar #11 Futures, May 2012	28	784,314	(46,286)
Wheat Futures, May 2012	22	734,800	(33,550)
Zinc LME Futures, March 2012	12	629,550	(50,950)
		7,057,857	(126,801)

Currency Futures - (-0.17%)
British Pound Futures, March 2012	45	4,477,219	(117,681)
Euro Futures, March 2012	18	3,001,275	(84,844)
Japanese Yen Futures, March 2012	28	4,312,350	101,500
Swiss Franc Futures, March 2012	22	3,043,975	(115,932)
		14,834,819	(216,957)

Equity Futures - (-0.02%)
SPI 200 Index Futures, March 2012	10	1,149,291	(19,016)
		1,149,291	(19,016)
Total Short Future Contracts		$ 23,041,967	$ (362,774)

COMPASS EMP FUNDS
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (59.00%)
Debt Fund - (16.21%)
Guggenheim Enhanced Short Duration Bond ETF (a)	13,500	$ 672,570
PIMCO Enhanced Short Maturity Strategy Fund (a)	109,795	11,083,805
		11,756,375

Equity Funds - (29.66%)
PowerShares FTSE RAFI Developed Markets ex-U.S. Portfolio	113,916	4,120,342
PowerShares FTSE RAFI Emerging Markets Portfolio	60,132	1,433,547
PowerShares FTSE RAFI US 1000 Portfolio	66,863	3,948,260
PowerShares FTSE RAFI US 1500 Small-Mid Portfolio	20,202	1,342,625
S&P 500 ETF Trust	29,001	3,969,367
WisdomTree DEFA Fund	88,563	3,987,992
WisdomTree Emerging Markets Equity Income Fund	23,597	1,376,885
WisdomTree SmallCap Earnings Fund	24,059	1,330,463
		21,509,481
Real Estate Funds - (13.13%)
iShares Cohen & Steers Realty Majors Index Fund	34,128	2,508,749
iShares Dow Jones US Real Estate Index Fund	41,871	2,518,122
SPDR Dow Jones International Real Estate ETF	62,632	2,284,815
WisdomTree Global ex-US Real Estate Fund	81,795	2,206,011
		9,517,697
TOTAL EXCHANGE-TRADED FUNDS (Cost $39,777,966)		42,783,553

SHORT-TERM INVESTMENTS - (32.39%)
Fidelity Institutional Money Market Portfolio - 0.16% * (a)	23,488,492	23,488,492
TOTAL SHORT-TERM INVESTMENTS - (Cost $23,488,492)		23,488,492

Total Investments (Cost $63,266,458) - 91.39%		$ 66,272,045

Other Assets in Excess of Liabilities, Net - 8.61%		6,243,736

Net Assets - 100%		$ 72,515,781

* Rate shown represents the rate at February 29, 2012, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS			ANNUAL REPORT
COMPASS EMP MULTI-ASSET GROWTH FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (1.27%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.18%)
Aluminum LME Futures, March 2012	18	$ 1,032,525	$ 6,300
Crude Oil Futures, April 2012	11	1,177,770	48,730
Gasoline RBOB Futures, April 2012	11	1,504,826	19,912
Heating Oil Futures, April 2012	11	1,481,126	4,019
Lean Hogs Futures, April 2012	46	1,645,420	23,040
Live Cattle 2nd Futures, April 2012	46	2,387,400	14,238
Silver CMX Futures, May 2012	5	866,050	(30,450)
Soybean Futures, May 2012	24	1,584,000	22,800
Soybean Meal Futures, May 2012	38	1,341,020	42,130
Soybean Oil Futures, May 2012	57	1,862,874	(15,732)
		14,883,011	134,987
Currency Futures - (0.17%)
Australian Dollar Futures, March 2012	39	4,188,600	59,280
Canadian Dollar Futures, March 2012	63	6,369,930	20,160
New Zealand Dollar Futures, March 2012	48	4,015,680	41,760
		14,574,210	121,200

Equity Futures - (0.86%)
DAX Index Futures, March 2012	11	2,511,180	125,077
FTSE NEW 100 Futures, March 2012	34	3,165,326	57,030
HANG SENG Futures, March 2012	19	2,651,818	36,894
MSCI Taiwan Index Futures, March 2012	82	2,365,700	49,200
NASDAQ 100 E-Mini Futures, March 2012	45	2,360,700	160,359
S&P 500 E-Mini Futures, March 2012	48	3,274,560	130,860
S&P/TSX 60 IX Futures, March 2012	23	3,337,255	(6,509)
SGX Nikkei Futures, March 2012	20	1,195,545	68,915
		20,862,084	621,826
Fixed Income Futures - (0.06%)
Canadian 10 Year Bond Futures, March 2012	21	2,814,221	12,665
Euro Bund Futures, March 2012	11	2,049,976	30,441
Long Gilt Futures, June 2012	10	1,829,667	2,990
U.S. 10 Year Treasury Note, June 2012	22	2,880,969	344
U.S. Long Bond Futures, June 2012	10	1,416,563	(5,469)
		10,991,396	40,971
Total Long Future Contracts		$ 61,310,701	$ 918,984

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (-0.69%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.25%)
Cocoa Futures, May 2012	30	$ 700,200	$ (42,120)
Coffee "C" Futures, May 2012	12	914,625	38,887
Copper Futures, May 2012	11	1,066,863	8,113
Corn 2nd Futures, May 2012	39	1,283,100	(34,125)
Cotton #2 Futures, May 2012	23	1,040,060	38,217
Gold CMX Futures, April 2012	8	1,369,040	(24,160)
Natural Gas Futures, April 2012	15	392,400	22,350
Sugar #11 Futures, May 2012	40	1,120,448	(66,209)
Wheat CBOT Futures, May 2012	31	1,035,400	(47,275)
Zinc LME Futures, March 2012	18	944,325	(76,490)
		9,866,461	(182,812)
Currency Futures - (-0.40%)
British Pound Futures, March 2012	64	6,367,600	(165,906)
Euro Futures, March 2012	24	4,001,700	(113,326)
Japanese Yen Futures, March 2012	40	6,160,500	145,000
Swiss Franc Futures, March 2012	30	4,150,875	(159,313)
		20,680,675	(293,545)
Equity Futures - (-0.04%)
SPI 200 Index Futures, March 2012	14	1,609,008	(26,695)
		1,609,008	(26,695)
Total Short Future Contracts		$ 32,156,144	$ (503,052)

COMPASS EMP FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Shares	Value
EXCHANGE-TRADED FUNDS - (40.85%)
Debt Funds - (24.87%)
Guggenheim Enhanced Short Duration Bond ETF	69,000	$ 3,437,580
PIMCO Enhanced Short Maturity Strategy Fund (a)	562,213	56,755,403
PIMCO Enhanced Short Maturity Strategy Fund (a)	562,213	60,192,983

Real Estate Funds - (15.98%)
iShares Cohen & Steers Realty Majors Index Fund	130,067	9,561,225
iShares Dow Jones US Real Estate Index Fund	159,578	9,597,021
SPDR Dow Jones International Real Estate ETF	266,442	9,719,804
WisdomTree Global ex-US Real Estate Fund	362,929	9,788,195
		38,666,245
TOTAL EXCHANGE-TRADED FUNDS (Cost $95,869,892)		98,859,228

SHORT-TERM INVESTMENTS - (49.50%)
Fidelity Institutional Money Market Portfolio - 0.16% * (a)	119,798,717	119,798,717
TOTAL SHORT-TERM INVESTMENTS (Cost $119,798,717)		119,798,717

Total Investments (Cost $215,668,609) - 90.35%		$ 218,657,945

Other Assets in Excess of Liabilities, Net - 9.65%		23,362,998

Net Assets - 100%		$ 242,020,943

* Rate shown represents the rate at February 29, 2012, is subject to change and resets daily.
(a) All or a portion of the security is held as collateral for open future contracts.

COMPASS EMP FUNDS
COMPASS EMP ALTERNATIVE STRATEGIES FUND
CONSOLIDATED SCHEDULE OF INVESTMENTS - February 29, 2012 (Unaudited)

	Number of	Underlying Face	Unrealized Appreciation
Long Future Contracts - (1.53%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (0.20%)
Aluminum LME Futures, March 2012	70	$ 4,015,375	$ 24,500
Crude Oil Futures, April 2012	42	4,496,940	186,060
Gasoline RBOB Futures, April 2012	39	5,335,294	70,598
Heating Oil Futures, April 2012	43	5,789,855	15,712
Lean Hogs Futures, April 2012	175	6,259,750	87,651
Live Cattle 2nd Futures, April 2012	174	9,030,600	53,324
Silver CMX Futures, May 2012	22	3,810,620	(133,980)
Soybean Futures, May 2012	94	6,204,000	89,300
Soybean Meal Futures, May 2012	143	5,046,470	163,350
Soybean Oil Futures, May 2012	218	7,124,676	(60,168)
		57,113,580	496,347

Currency Futures - (0.19%)
Australian Dollar Futures, March 2012	150	16,110,000	228,000
Canadian Dollar Futures, March 2012	242	24,468,620	77,440
New Zealand Dollar Futures, March 2012	184	15,393,440	159,870
		55,972,060	465,310

Equity Futures - (0.99%)
DAX Index Futures, March 2012	40	9,131,565	491,682
FTSE NEW 100 Futures, March 2012	131	12,195,814	219,979
HANG SENG Futures, March 2012	72	10,048,994	139,809
MSCI Taiwan Index Futures, March 2012	310	8,943,500	186,000
NASDAQ 100 E-Mini Futures, March 2012	171	8,970,660	607,060
S&P 500 E-Mini Futures, March 2012	183	12,484,260	497,460
S&P TSX 60 IX Futures, March 2012	89	12,913,725	(25,187)
SGX Nikkei Futures, March 2012	79	4,722,403	272,213
		79,410,921	2,389,016

Fixed Income Futures - (0.15%)
Canadian 10 Year Bond Futures, June 2012	149	19,967,566	83,461
Euro BOBL Futures, March 2012	70	11,712,702	88,983
Euro Bund Futures, March 2012	74	13,790,748	226,754
Long Gilt Futures, June 2012	70	12,807,670	14,315
U.S. 10 Year Treasury Note, June 2012	154	20,166,781	(12,914)
U.S. Long Bond Futures, March 2012	68	9,632,625	(36,500)
		88,078,092	364,099
Total Long Future Contracts		$ 280,574,653	$ 3,714,772

	Number of	Underlying Face	Unrealized Appreciation
Short Future Contracts - (-0.75%)	Contracts	Amount at Fair Value	(Depreciation)

Commodity Futures - (-0.23%)
Cocoa Futures, May 2012	86	$ 2,007,240	$ (119,666)
Coffee "C" Futures, May 2012	35	2,667,656	109,594
Copper Futures, May 2012	30	2,909,625	22,125
Corn 2nd Futures, May 2012	113	3,717,700	(98,875)
Cotton #2 Futures, May 2012	65	2,939,300	87,053
Gold CMX Futures, April 2012	24	4,107,120	(72,480)
Natural Gas Futures, April 2012	42	1,098,720	62,580
Sugar #11 Futures, May 2012	115	3,221,288	(190,880)
Wheat CBOT Futures, May 2012	87	2,905,800	(132,675)
Zinc Future LME Futures, March 2012	50	2,623,125	(220,328)
		28,197,574	(553,552)

Currency Futures - (-0.48%)
British Pound Futures, March 2012	246	24,475,463	(634,181)
Euro Futures, March 2012	93	15,506,588	(434,217)
Japanese Yen Futures, March 2012	152	23,409,900	551,000
Swiss Franc Futures, March 2012	118	16,326,775	(638,617)
		79,718,726	(1,156,015)

Equity Futures - (-0.04%)
SPI 200 Index Futures, March 2012	53	6,091,243	(111,941)
		6,091,243	(111,941)
Total Short Future Contracts		$ 114,007,543	$ (1,821,508)

Item 2.

Controls and Procedures.

(a)

The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) were effective, as of a date within 90 days of the filing date of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

(b)

There were no changes to the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.

Exhibits.

(a)

A certification for the Principal Executive Officer of the registrant is attached hereto as part of EX-99.cert.

(b)

A certification for the Principal Financial Officer of the registrant is attached hereto as part of EX-99.cert.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Mutual Fund Series Trust

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	April 27, 2012

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerry Szilagyi
Name:	Jerry Szilagyi
Title:	President
Date:	April 27, 2012

By:	/s/ David F. Ganley
Name:	David F. Ganley
Title:	Treasurer
Date:	April 27, 2012